UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     July 19, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $341,483 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          NOTE 11/2        88579YAB7    14660    16220 PRN      SOLE                        0        0        0
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6     1947     1835 PRN      SOLE                        0        0        0
ALZA CORP                      SDCV 7/2         02261WAB5     8776    10370 PRN      SOLE                        0        0        0
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    22720    25090 PRN      SOLE                        0        0        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0     6145     6500 PRN      SOLE                        0        0        0
BRISTOL MYERS SQUIBB CO        DBCV 9/1         110122AN8    16645    16405 PRN      SOLE                        0        0        0
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1     5874     4825 PRN      SOLE                        0        0        0
CSX CORP                       DBCV 10/3        126408GA5     5756     3600 PRN      SOLE                        0        0        0
DISNEY WALT CO                 NOTE 2.125% 4/1  254687AU0    22171    18445 PRN      SOLE                        0        0        0
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     5854     5005 PRN      SOLE                        0        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AK8     1074      850 PRN      SOLE                        0        0        0
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    16785    16625 PRN      SOLE                        0        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733     3267   147650 PRN      SOLE                        0        0        0
GENZYME CORP                   NOTE 1.250%12/0  372917AN4     5849     5565 PRN      SOLE                        0        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2     4656     4875 PRN      SOLE                        0        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      214     2650 SH       SOLE                     2650        0        0
ISHARES TR                     RUSSELL 2000     464287655      448     5400 SH       SOLE                     4400        0     1000
LEHMAN BROS HLDGS INC          NOTE 1.000%11/1  524908MP2     5435     6365 PRN      SOLE                        0        0        0
LOCKHEED MARTIN CORP           DBCV 8/1         539830AP4    10200     7555 PRN      SOLE                        0        0        0
LOWES COS INC                  NOTE 0.861%10/1  548661CG0    12886    12043 PRN      SOLE                        0        0        0
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    14698    13825 PRN      SOLE                        0        0        0
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46    15612    12725 PRN      SOLE                        0        0        0
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    13794    14130 PRN      SOLE                        0        0        0
NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1  65332VAY9    12185    11970 PRN      SOLE                        0        0        0
PRUDENTIAL FINL INC            FRNT 12/1        744320AG7    17101    16565 PRN      SOLE                        0        0        0
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     7546     3540 PRN      SOLE                        0        0        0
SLM CORP                       DBCV 7/2         78442PAC0    17756    17600 PRN      SOLE                        0        0        0
SPDR TR                        UNIT SER 1       78462F103      248     1650 SH       SOLE                        0        0     1650
TEVA PHARMACEUTICAL FIN CO B   NOTE 1.750% 2/0  88165FAA0     9298     9265 PRN      SOLE                        0        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9     8895     8875 PRN      SOLE                        0        0        0
TRIBUNE CO NEW                 SB DB EXCH2%29   896047305     3915    58434 PRN      SOLE                        0        0        0
US BANCORP DEL                 DBCV 9/2         902973AQ9     5317     5340 PRN      SOLE                        0        0        0
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     4239     4145 PRN      SOLE                        0        0        0
WELLS FARGO & CO NEW           DBCV 5/0         949746FA4    21729    21545 PRN      SOLE                        0        0        0
WYETH                          DBCV 1/1         983024AD2    17788    15420 PRN      SOLE                        0        0        0
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